Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 17: Leases

The Company leases real estate, in the form of corporate office space and operating facilities, and certain office equipment. The Company’s real estate leases have noncancelable terms expiring in 2023 to 2032, certain of which have one to two renewal options of five to 10 years. The Company’s equipment leases have noncancelable terms expiring in 2025 to 2027.

Operating lease right-of-use assets of $11.7 million and $7.0 million were included within other long-term assets on the Company’s consolidated balance sheets as of December 31, 2022 and 2021, respectively.

Operating lease costs are included within operating expenses on the consolidated statements of operations and were $3.1 million, $0.3 million, and $2.3 million for the year ended December 31, 2022, the Successor Period of 2021, and the Predecessor Period of 2021, respectively.

Lease terms and discount rates consisted of the following as of:

	December 31,
	2022	2021
Weighted average remaining lease term (years)	6.22	5.01
Weighted average discount rate	11.7%	11.1%

Maturities of operating lease liabilities as of December 31, 2022 are as follows:

Year Ending December 31,
2023	$1,082
2024	3,212
2025	3,382
2026	2,836
2027	2,599
Thereafter	6,539
Total undiscounted future cash flows	19,650
Less: interest	(6,860)
Present value of operating lease liabilities	$12,790

The current portions of right-of-use liabilities of $1.6 million and $2.1 million are included in accrued expenses and other current liabilities in the Company’s consolidated balance sheets as of December 31, 2022 and 2021, respectively.

Supplemental cash flows and other information related to leases are as follows:

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Operating cash flows paid for operating leases	$3,339	$255	$2,256

As of December 31, 2022, the Company had entered into an office space lease resulting in an aggregate lease commitment of $0.6 million during the five-year lease term, which commences on February 1, 2023.